Commitments and Contingencies - Future Minimum Lease Payments under Lease Obligations (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Capital lease obligation, 2018	$ 2,963
Capital lease obligation, 2019	1,701
Capital lease obligation, 2020	1,347
Capital lease obligation, 2021	1,111
Capital lease obligation, 2022	855
Capital lease obligation, Thereafter	0
Total minimal leases payments, Capital Leases	7,977
Less: Interest	(1,908)
Present value of minimal lease payments	6,069
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Operating lease obligation, 2018	19,064
Operating lease obligation, 2019	14,690
Operating lease obligation, 2020	12,025
Operating lease obligation, 2021	11,362
Operating lease obligation, 2022	8,923
Operating lease obligation, Thereafter	23,086
Total minimal leases payments, Operating Leases	89,150
Schedule of Total Future Minimum Lease Payments [Abstract]
Total lease, 2018	22,027
Total lease, 2019	16,391
Total lease, 2020	13,372
Total lease, 2021	12,473
Total lease, 2022	9,778
Total lease, Thereafter	23,086
Total minimal leases payments	$ 97,127